Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Supply chain service provider [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services	¥ 6.8	¥ 6.8
Advance refundable to a customer [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services	2.2	3.4
Materials Provided Customer [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services		¥ 2.3
Advances refundable to a vendor [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services	¥ 3.0